Deferred Acquisition Costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Policy Acquisition Cost [Line Items]
Deferred Policy Acquisition Cost, Beginning Balance		$ 1,012,067
Acquisition costs	[1]	(1,563,107)	$ (1,537,213)	$ (1,391,502)
Deferred Policy Acquisition Cost, Ending Balance		1,020,704	1,012,067
Life and Health
Deferred Policy Acquisition Cost [Line Items]
Deferred Policy Acquisition Cost, Beginning Balance		311,000
Deferred Policy Acquisition Cost, Ending Balance		321,000	311,000
Life and Health | Long-term protection
Deferred Policy Acquisition Cost [Line Items]
Deferred Policy Acquisition Cost, Beginning Balance		311,362	298,783	270,170
Capitalizations		38,056	67,432	69,548
Acquisition costs		(32,012)	(31,467)	(29,696)
Foreign exchange effect		3,200	(23,386)	(11,239)
Deferred Policy Acquisition Cost, Ending Balance		320,606	311,362	$ 298,783
Non Life
Deferred Policy Acquisition Cost [Line Items]
Deferred Policy Acquisition Cost, Beginning Balance		701,000
Deferred Policy Acquisition Cost, Ending Balance		$ 700,000	$ 701,000

[1]	See Note 21 for additional information regarding related party transactions.